BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2026
Basis of Preparation [Abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
The unaudited interim condensed consolidated financial statements of Legend and its subsidiaries (collectively referred to as the “Company”) for the three and six months ended June 30, 2026 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting (“IAS34”) issued by the International Accounting Standards Board (the “IASB”).
The accounting policies and basis of preparation adopted in the preparation of these unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company's financial statements for the year ended December 31, 2025. The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual consolidated financial statements as at December 31, 2025.